Related-party Information (Schedule of Transactions with Associates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Finance income, net	$ 14,291	$ 17,679	$ 28,592
Associates [Member]
Disclosure of transactions between related parties [line items]
Finance income, net			8,494
Other income, net		$ 66	$ 140